Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory Balance By Type	The following table summarizes the Company's inventory balances as of the dates indicated (in millions):

December 31,	2022	2021
Fuel and other raw materials	$733	$366
Spare parts and supplies	322	238
Total	$1,055	$604